Financial Assets and liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 124,065	$ 161,601
Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL		5,438
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	124,065	156,163
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	124,065	161,601
Level 1 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL		5,438
Level 1 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	124,065	156,163
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0	0
Level 2 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL		0
Level 2 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0	0
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL		0
Level 3 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL		0
Level 3 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 0	$ 0